ACCOUNTS RECEIVABLE, NET (Tables)	6 Months Ended
Jun. 30, 2025
ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivables, net

	As of
	December 31, 2024	June 30, 2025
Accounts receivable	$50,568,698	$44,893,310
Less: allowance for credit losses	(3,992,922)	(4,068,315)
Accounts receivable, net	$46,575,776	$40,824,995

Schedule of the movement of the allowance for credit losses

	For the six months ended June 30,
	2024	2025
Balance at the beginning of the period	$(2,841,192)	$(3,992,922)
Additions charged to allowance for expected credit losses	(636,674)	(272,981)
Recovery of allowance for expected credit losses	636,674	272,981
Foreign currency translation adjustments	64,572	(75,393)
Balance at the end of the period	$(2,776,620)	$(4,068,315)

Schedule of aging analysis of accounts receivables

	As of
	December 31, 2024	June 30, 2025
Not Overdue	$13,225,014	$5,008,950
Within 90 days	9,983,041	1,172,740
Between 3 and 6 months	7,247,650	12,210,320
Between 6 months and a year	11,801,484	14,579,290
Over a year	8,311,509	11,922,010
	$50,568,698	$44,893,310